Investments in Affiliated Companies (Summarized Combined Financial Information Provided by Equity Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 361,492	¥ 367,465
Noncurrent assets	834,765	773,126
Current liabilities	248,450	245,731
Noncurrent liabilities and noncontrolling interests	761,546	709,134
Net revenues	387,229	358,256	¥ 308,399
Operating income	37,800	32,884	34,962
Net income (loss) attributable to controlling interests	¥ 11,529	¥ 8,388	¥ (5,461)
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%